CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

19. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

As a consequence of capital control and protection measures first introduced by the Russian Government in February/March 2022, the Group’s subsidiaries are temporarily restricted from remitting funds outside Russia, including the parent company, in the form of cash dividends or loans as a result of a variety of regulations and local statutory requirements.

Regulation S-X requires that condensed financial information of the parent company is presented when the restricted net assets of consolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Group performed a test on the restricted net assets of consolidated subsidiaries and concluded that the restricted net assets exceed 25% of the consolidated net assets of the Group as of December 31, 2022.

As of December 31, 2021 and 2022 there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the parent company, except for those which have been separately disclosed in the Group’s consolidated financial statements, if any.

Condensed balance sheets of Yandex N.V.

	As of December 31,
	2021	2022	2022
	RUB	RUB	$
ASSETS
Cash and cash equivalents	21,228	8,860	126.0
Other current assets	4,744	459	6.5
Total current assets	25,972	9,319	132.5
Equity method investments	9,053	1,377	19.6
Investments in non-marketable equity securities	789	6,483	92.2
Investments in consolidated subsidiaries	310,120	300,730	4,275.5
Other non-current assets	51	49	0.7
Total non-current assets	320,013	308,639	4,388.0
TOTAL ASSETS	345,985	317,958	4,520.5
LIABILITIES AND EQUITY
Total liabilities	87,809	1,650	23.5
Equity	258,176	316,308	4,497.0
TOTAL LIABILITIES AND EQUITY	345,985	317,958	4,520.5

Condensed statements of operations of Yandex N.V.

	Year ended December 31,
	2021	2022	2022
	RUB	RUB	$
Loss from operations	(1,374)	(996)	(14.1)
Gain on restructuring of convertible debt	—	9,305	132.3
Other income	4,572	9,284	132.0
Share in result of consolidated subsidiaries after tax	(18,029)	22,368	318.0
Income/(loss) before income taxes	(14,831)	39,961	568.2
Provision for income taxes	162	(496)	(7.1)
Net income/(loss)	(14,669)	39,465	561.1

Condensed statements of comprehensive income/(loss) of Yandex N.V.

	Year ended December 31,
	2021	2022	2022
	RUB	RUB	$
Net income/(loss)	(14,669)	39,465	561.1
Foreign currency translation adjustment, net of tax of nil	(1,730)	8,065	114.7
Total other comprehensive income/(loss)	(1,730)	8,065	114.7
Comprehensive income/(loss) attributable to Yandex N.V.	(16,399)	47,530	675.8

Condensed statements of cash flows of Yandex N.V.

	Year ended December 31,
	2021	2022	2022
	RUB	RUB	$
Net cash (used in)/provided by operating activities	(11,067)	45,965	653.5
Investments in non-marketable equity securities	(3,018)	—	—
Proceeds from investments in non-marketable equity securities	944	21	0.3
Investments in marketable equity securities	(10,604)	—	—
Proceeds from sale of marketable equity securities	6,163	5,859	83.3
Investments in term deposits	(78,223)	—	—
Maturities of term deposits	132,849	—	—
Other investing activities	9,949	—	—
Net cash provided by investing activities	58,060	5,880	83.6
Repayment of debt	—	(46,310)	(658.4)
Purchase of non-redeemable noncontrolling interests	(73,077)	—	—
Repurchases of ordinary shares	(6,966)	—	—
Proceeds from exercise of share options	1,153	—	—
Other financing activities	(1,662)	(1,390)	(19.8)
Net cash used in financing activities	(80,552)	(47,700)	(678.2)
Effect of exchange rate changes on cash and cash equivalents	473	(16,513)	(234.7)
Net change in cash and cash equivalents	(33,086)	(12,368)	(175.8)
Cash and cash equivalents, beginning of period	54,314	21,228	301.8
Cash and cash equivalents, end of period	21,228	8,860	126.0